Stock Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation

Note 17. Stock Based Compensation

The Company has a directors’ stock compensation plan and had an employees’ long-term incentive plan. Under the directors’ plan, the Company may grant options for up to 210,000 shares of common stock. The price of each option is equal to the market price determined as of the option grant date. Options granted are exercisable after six months and expire after 10 years. The employee plan expired on April 13, 2009, no options have been granted since this date and all previously granted options either expired or were exercised as of December 31, 2016. The options previously granted under the employee plan expire 10 years from the grant date. The exercise price is equal to the market price of the Company’s stock on the date of grant.

The fair value of each option granted is estimated on the date of the grant using the Black-Sholes option-pricing model. No options were granted in 2017 or 2016, therefore no calculations were required in 2017 or 2016 to determine fair values.

The Company has adopted the 2013 Incentive Compensation Plan (the “2013 Plan”), which the Company has used for all equity grants after the adoption and approval of the 2013 Plan.

During 2017, the Company’s directors received restricted stock grants totaling 7,500 shares of common stock at a then market value of $24.03 per share and in 2016 received 7,500 shares of common stock at a then market value of $21.51 per share. These grants vest over a one-year period during which time the recipients have rights to vote the shares and to receive dividends. The grant date fair value of these shares granted in 2017 was $180,225 and will be recognized over the one-year restriction period at a cost of $15,019 per month less deferred taxes of $3,747 per month. The grant date fair value of the shares granted in 2016 was $161,325 and was recognized over the one-year restriction period at a cost of $13,444 per month less deferred taxes of $4,397 per month.

During 2015, 7,500 shares of restricted stock was granted to the Chief Executive Officer (CEO) that would vest according to a stock performance schedule over the next five years. The stock performance for the Company met the goal for 2016 and the CEO became vested in 20%, or 1,500 shares of the restricted stock at an expense of $31,725. Again in 2017, the Company met 20% of its goal and the CEO became vested in an additional 1,500 shares of the restricted stock at an expense of $36,810.

During 2017 and 2016, the Company recorded expense of $210,735 and $186,425 and recorded deferred taxes in the amounts of $43,395 and $57,700, respectively, related to all of the restricted shares.

At December 31, 2017, there were 12,000 shares non-vested with $60,075 in unrecognized stock-based compensation expense related to the 2013 Plan.

Following is a summary of the status of the stock options remaining under the plans for the years ending December 31, 2017, 2016 and 2015:

	Directors’ Plan		Employees’ Plan
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2015	96,000	$21.30	46,500	$22.06
Granted	—	—	—	—
Exercised	—	—	(1,500)	18.00
Expired	(9,000)	20.00	(22,000)	21.95

Outstanding at December 31, 2015	87,000	$21.35	23,000	$23.46

Granted	—	—	—	—
Exercised	—	—	—	—
Expired	(9,000)	23.70	(23,000)	23.46

Outstanding at December 31, 2016	78,000	$21.08	—	$—

Granted	—	—	—	—
Exercised	(6,000)	20.94	—	—
Expired	(9,000)	22.00	—	—

Outstanding at December 31, 2017	63,000	$20.96	—	$—

Options exercisable at:
December 31, 2017	63,000	$20.96	—	$—

The following table presents the outstanding stock options granted in relation to the option price and the weighted average maturity.

	Options	Weighted	Weighted Average
Range of Exercise Prices	Outstanding	Average Price	Life Remaining
$15.01 to $20.00	24,000	18.43	2 years, 6 months
$20.01 to $22.50	25,500	20.83	1 year, 11 months
$22.51 and above	13,500	25.72	2 years, 4 months

Total	63,000	$20.96	2 years, 3 months

The intrinsic value of options granted under the Directors’ Plan at December 31, 2017 was $169,785 and the intrinsic value of the Employees’ Plan at December 31, 2017 was $0 for a total intrinsic value at December 31, 2017 of $169,785. Additionally, the total intrinsic value of options exercised during 2017 and 2016 was $18,825 and $0, respectively.

There were no options granted during 2017 under the 2013 Plan.